Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic earnings per share represents the net income attributable to the ordinary shareholders divided by the weighted average number of common shares outstanding during the years.
Diluted earnings per share represents the net income attributable to the ordinary shareholders divided by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.
The Company had nil and 1,612,500 unvested Earnout Shares outstanding as at and for the years ended December 31, 2024 and 2023. These Earnout Shares contain a non-forfeitable right to dividends and hence are considered as participating securities. The two-class method was applied to compute basic earnings per share attributable to common shareholders.
Unvested restricted shares awards have been included in the diluted weighted-average common shares outstanding using the treasury stock method.
The outstanding warrants have not been factored in diluted earnings per share computation for 2022, as the average market price of ordinary shares at the end of that year did not exceed the exercise price of the warrants. In 2023, the Company repurchased all the outstanding warrants.
The following table reflects the income and share data used in the basic and diluted earnings per share calculations:

	Year ended December 31,
(Expressed in thousands of U.S. Dollars, except share and per share information)	2024	2023	2022

Net Income	$135,151	$118,194	$89,234
Less: net income attributable to the Earnout Shares	(1,359)	(7,469)	(4,906)
Less: dividends attributable to the common shares under share-based compensation plan	(581)	(30)	(147)
Net income available to common shareholders	$133,211	$110,695	$84,181
Weighted average number of shares – basic	44,234,964	42,943,535	45,546,262
Common shares under share-based compensation plan	504,376	525,341	120,872
Weighted average number of shares – diluted	44,739,340	43,468,876	45,667,134
Basic earnings per share	$3.01	$2.58	$1.85
Diluted earnings per share	$2.98	$2.55	$1.84